Taxes	6 Months Ended
Mar. 31, 2025
Taxes [Abstract]
TAXES

12. TAXES

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, we are not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

BVI

Nifty Holdings is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Multi Ridge is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. No provisions for Hong Kong profit tax have been made as Multi Ridge had no assessable profits derived from or earned in Hong Kong for the year ended September 30, 2023 and 2024. Under Hong Kong tax law, Multi Ridge is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

New Brand is governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate.

Dividend distribution out of the retained profits of foreign-invested enterprises in the PRC earned after January 1, 2008 is subject to withholding income tax at a tax rate of 10% unless reduced by treaty.

Significant components of the provision for income taxes are as follows:

	For the six months ended March 31,
	2024	2025	2025
	RMB	RMB	US$
Current:
PRC	498,126	(328,319)	(45,244)
Total current	498,126	(328,319)	(45,244)
Deferred:
PRC	—	823,197	113,440
Total deferred	—	823,197	113,440
Total provision for income taxes	498,126	494,878	68,196

The following table reconciles PRC statutory rates to our effective tax rate:

	For the six months ended March 31,
	2024	2025
Taxed at PRC statutory tax rates	25.0%	25.0%
Tax effect of expenses not deductible for tax purpose	50.1%	(10.8)%
Tax effect of different tax rate for operating in another jurisdiction	(14.4)%	(3.4)%
Others	7.0%	-24.0%
Total provision for income taxes	67.7%	-13.2%

Deferred tax, net

Significant components of deferred tax assets were as follows:

	September 30,	March 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Provision for credit losses	2,763,034	3,326,166	458,358
Less valuation allowance	(40,801)	(1,427,130)	(196,664)
Total deferred tax assets, net	2,722,233	1,899,036	261,694

The movement of deferred tax assets were as follows:

	September 30,	March 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Beginning balance	2,730,500	2,722,233	375,134
Movement	(8,267)	(823,197)	(113,440)
Ending balance	2,722,233	1,899,036	261,694